PGIM Target Date 2030 Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 98.6%
Affiliated Exchange-Traded Fund 20.9%
Fixed Income
PGIM Total Return Bond ETF (cost $11,529,842)	273,763	$11,380,328
Affiliated Mutual Funds 77.7%
Domestic Equity 32.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	78,775	1,250,153
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	303,702	15,303,526
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	122,882	1,335,731
		17,889,410
Fixed Income 25.5%
PGIM Core Conservative Bond Fund (Class R6)	425,465	3,667,506
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	207,456	1,939,712
PGIM TIPS Fund (Class R6)	975,701	8,225,158
		13,832,376
International Equity 19.3%
PGIM Global Real Estate Fund (Class R6)	144,107	3,289,969
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	401,556	7,191,862
		10,481,831

Total Affiliated Mutual Funds (cost $33,049,916)		42,203,617

Total Long-Term Investments (cost $44,579,758)		53,583,945

Short-Term Investment 3.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,951,978)	1,951,978	1,951,978

TOTAL INVESTMENTS 102.2% (cost $46,531,736)(wa)		55,535,923
Liabilities in excess of other assets (2.2)%		(1,185,970)

Net Assets 100.0%		$54,349,953

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2030 Fund